Commitments and Contingencies - Concentrations of Credit Risk (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Provision for uncollectible premiums receivable	$ 10	$ 9
Funds Held under Reinsurance Agreements, Allowance for Credit loss	4	7
Deposit contracts, allowance for credit loss	$ 1	2
Fixed maturities | Canadian goverment
Concentration Risk [Line Items]
Fair Value, Concentration of Risk, Investments		$ 776